Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Allowance for doubtful accounts	$ 143,906	$ 145,579		$ 11,926
Debt instrument, unamortized discount	$ 57,234	$ 218,481	[1]		[1]
Preferred stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, shares authorized	5,702,000	5,702,000		5,702,000
Preferred stock, shares issued	989,000	988,000		988,000
Preferred stock, shares outstanding	989,000	988,000		988,000
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized	10,500,000,000	10,500,000,000		10,500,000,000
Common stock, shares issued	2,139,440,557	2,000,276,378		1,004,709,546
Common stock, shares outstanding	2,139,440,557	2,000,276,378		1,004,709,546
Common stock issuable, shares	169,999,860	169,999,860		169,999,860
Inventory reserve	$ 80,000	$ 80,000		$ 150,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, unamortized discount	57,234	218,481		0
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, unamortized discount	$ 318,270	$ 183,940		$ 2,150,067

[1]	On September 30, 2022, the Company entered into a secured non-interest-bearing advance agreement with an unaffiliated third party for the purchase of future receipts/revenues. Under the agreements, the Company received a lump sum payment of $250,000, and in return, the lender receives a secured right to collect a fixed sum of future receipts/revenue of $340,000 to be collected by the Company. In accordance with the agreement, the Company agreed to sell, assign and transfer to the Purchaser of all the Company’s payments, receipts, settlements and funds paid to or received by or for the account of the Company from time to time on and after the date hereof in payment or settlement of the Company’s existing and future accounts, payment intangibles, credit, debit and/or stored value card transactions, contract rights and other entitlements arising from or relating to the payment of monies from the Company’s customers and/or other payors or obligors. The loan is payable in weekly payments of $7,728, is secured by these assets described above, and is guaranteed by Robert Clark, the Company’s Chief Executive Officer. Upon execution of the advance and receipt of funds, the Company recorded the difference of $90,000 between the cash collected and the face amount of the note as a note discount and will amortize the note discount as interest expense over the life of the advance. As of December 31, 2022, the outstanding balance of the secured debentures amounted to $247,263 and the unamortized debt discount was $65,452, which was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheets.